SECURED CONVERTIBLE DEBENTURES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Secured Convertible Debentures
SECURED CONVERTIBLE DEBENTURES

NOTE 9 – SECURED CONVERTIBLE DEBENTURES

Secured debentures that are payable to an otherwise unaffiliated third party consists of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

YA II PN, Ltd.	$900,000	$3,000,000
Less debt discount	(815,270)	(2,150,067)
Secured debentures, net	$84,730	$849,933

During the year ended December 31, 2021, the Company issued secured debentures to an otherwise unaffiliated third-party investor (the “Selling Stockholder”) in the aggregate of $4,500,000. The debentures are secured by all tangible and intangible assets of the Company and are also convertible into shares of our common stock at a conversion price of $0.03 per share or a per share amount equivalent to the weighted average (among the principal of the debentures) of 76.7% of the lowest VWAP of the Company’s common stock during the 15 trading days immediately preceding the conversion date, whichever is lower. As the ultimate determination of shares to be issued upon conversion of these debentures can exceed the current number of available authorized shares, we determined that the conversion features of these convertible debentures are not considered indexed to our Company’s own capital stock and characterized the fair value of the conversion features as derivative liability. In connection with the issuances of the debentures, the Company granted to the Selling Stockholder warrants to purchase up to 150 million shares of the Company’s common stock. The warrants are exercisable at $0.03 per share. Fifty million of the warrants will expire on February 10, 2024 and 100,000,0000 of the warrants will expire on August 20, 2024. As a result of these issuances and grants, we incurred the following (a) derivative liability of $3,982,000 related to the conversion feature of the debentures; (b) relative fair value of the warrants granted of $1,581,000; and (c) and original issue discounts of $195,000 of the debentures for a total of $5,758,000, of which, $4,423,000 was accounted as debt discount and the remaining $1,335,000 as financing costs. The debt discount is being amortized to interest expense over the term of the corresponding debentures. As of December 31, 2021, the unamortized debt discount was $2,150,067.

On May 5, 2022, the Company issued similar debentures to the Selling Stockholder in the aggregate amount of $500,000. The debentures bear interest at a rate of 8% per annum, secured by all of the tangible and intangible assets of the Company and are also convertible into shares of the Company’s common stock at a conversion price of $0.03 per share or 80% of the lowest daily volume weighted average price (“VWAP”) of Common Stock during the 10 trading days immediately preceding the conversion date. As the ultimate determination of shares of common stock to be issued upon conversion of these debentures can exceed the current number of available authorized shares, the Company determined that the conversion features of these debentures are not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as a derivative liability (see Note 10). In connection with the issuances of these debentures, the Company also granted to the selling stockholder warrants to purchase up to 8,333,333 shares of common stock. The warrants are exercisable at $0.03 per share and will expire in three years from their grant date. As a result of these issuances, the Company incurred the following (a) derivative liability of $680,000 related to the conversion feature of the debentures; (b) relative fair value of the warrants granted of $81,000; and (c) and original issue discount of $25,000 for a total of $786,000, of which, $500,000 was accounted as debt discount and the remaining $286,000 as financing costs. The debt discount is being amortized to interest expense over the term of the corresponding debentures. During the six months ended June 30, 2022, the Company amortized debt discount of $443,764 to interest expense.

During the six months ended June 30, 2022, the note holder converted principal of $2,600,000 and accrued interest of $137,128, or a total $2,737,128, into 678,413,399 shares of common stock with a fair value of $5,859,165. The Company followed the general extinguishment model to record the conversions and settlement of the debt. As such, the Company removed the debt and accrued interest totaled $2,737,128, the related unamortized debt discount totaled $1,354,280 at the date of conversion. In addition, the Company revalued the derivative related to the bifurcated conversion option to its fair value of $3,639,000 at the date of the conversion and removed that amount. As a result, the Company recorded a loss on extinguishment of debt of $873,040.

As of December 31, 2021, the outstanding balance of the secured debentures amounted to $3,000,000, with an unamortized debt discount of $2,150,067, or a net balance of $849,933. As of June 30, 2022, the outstanding balance of the secured debentures amounted to $900,000, with an unamortized debt discount of $815,270, or a net balance of $84,730. During the six months ended June 30, 2022, the Company amortized debt discount of $444,793 to interest expense.

As of June 30, 2022, 161,707,234 shares of common stock were potentially issuable under the conversion terms of the two partially converted outstanding debentures.

At December 31, 2021, accrued interest on the convertible notes payable was $54,110. During the six months ended June 30, 2022, the Company added $77,785 of additional accrued interest, and converted $137,128 of accrued interest into common stock, leaving an accrued interest balance on the convertible notes payable of $4,767 at June 30, 2022. Accrued interest in included in accounts payable and accrued expenses in the accompanying Condensed Consolidated Balance Sheets.

NOTE 11 – CONVERTIBLE SECURED DEBENTURES

Secured debentures that are payable to an otherwise unaffiliated third party consists of the following as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020

YA II PN, Ltd.	$3,000,000	$900,000
Less debt discount	(2,150,067)	-
Secured note payable, net	$849,933	$900,000

2020 Securities Purchase Agreement

From May to December 2020, the Company completed the 2020 Private Placement of the 2020 Debentures and the 2020 Warrant pursuant to the 2020 SPA. The Warrant (the “2020 Warrant”) is exercisable for up to 20,000,000 shares of Common Stock (the “2020 Warrant Shares”), with a three-year life, and an exercise price of $5.00 per share. The 2020 Debentures are due 12 months from their respective issuance dates and are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to that certain Security Agreement by and among the Selling Stockholder, the Company’s subsidiaries, and the Company. Initially, the 2020 Debentures were convertible at the lower of (i) the fixed conversion price, which is $0.05 per share, subject to adjustment (the “2020 Fixed Conversion Price”), or (ii) 80% of the lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the 15 trading days immediately preceding the conversion date, subject to adjustment (the “2020 Market Conversion Price”). The 2020 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of its common stock or common stock equivalents at a price lower than the then-current conversion price of the 2020 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2020 Debentures. The 2020 Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the 2020 Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the 2020 Debentures or exercise of the 2020 Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to the Company. The 2020 Debentures accrue interest at an annual rate equal to 8% and are due and payable on their respective maturity dates (or sooner if the Selling Stockholder converts the 2020 Debentures or otherwise accelerates the maturity date, as provided for in the 2020 Debentures). Interest is payable either in cash or, if certain Equity Conditions (as defined in the 2020 Debentures) are then satisfied, in shares of the Common Stock at the 2020 Market Conversion Price on the trading day immediately prior to the date paid.

At the Company’s option, it has the right to redeem, in part or in whole, the outstanding principal and interest under the 2020 Debentures prior to their respective maturity dates; provided, that, as of the date of the holder’s receipt of the redemption notice, (i) the VWAP of the Common Stock is less than the 2020 Fixed Conversion Price, initially $0.05 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”). The Company must provide the holder 15 business days’ advance notice of its intent to make a redemption, setting forth the amount of principal and interest we desire then to redeem plus the applicable Redemption Premium.

The 2020 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of the Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2020 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2020 Debentures.

As part of the terms of the Placement, the Company was required to a registration statement with the SEC registering for resale the Conversion Shares and the Warrant Shares. The Company complied with this requirement in accordance with the terms of the agreement.

As a result of this offering, the Company issued the 2020 Debentures with an initial principal balance of one million dollars in exchange for cash, net of direct fees and expenses. As previously discussed, the 2020 Debentures were secured by all tangible and intangible assets of the Company, bore interest at a rate of 8% per annum, matured in one year and were secured by the Company’s assets. The 2020 Debentures were also convertible to shares of the Company’s Common Stock at a conversion price of $0.05 per share or 80% of the lowest 15 daily volume weighted average price (VWAP), whichever is lower. As the ultimate determination of shares to be issued upon conversion of 2020 Debentures could exceed the current number of available authorized shares, the Company determined that the conversion features of the 2020 Debentures were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities. Accordingly, the conversion features of the 2020 Debentures were separated from the host contracts (i.e. the 2020 Debentures) and characterized as derivative liability to be re-measured at the end of every reporting period with the change in value reported in the statement of operations (see Note 14). In connection with the issuance of the 2020 Debentures, the Company also granted to the Selling Stockholder warrants to purchase up to 20 million shares of common stock. The warrants are exercisable at $0.05 per share and will expire in three years from their grant date.

During the year ended December 31, 2020, the Selling Stockholder converted $100,000 of the principal of the 2020 Debentures and the corresponding accrued interest into 8,255,348 shares of common stock. As of December 31, 2020, the outstanding balance of the 2020 Debentures amounted to $900,000.

2021 Securities Purchase Agreement

During the year ended December 31, 2021, the Company issued similar debentures to the Selling Stockholder in the aggregate amount of $4,500,000. The debentures bear interest at a rate of 8% per annum, secured by all of the tangible and intangible assets of the Company and are also convertible into shares of the Company’s common stock at a conversion price of $0.03 per share or a per-share amount equivalent to the weighted average (of the outstanding principal of the debentures at January 1, 2021) of 76.7% of the lowest VWAP of the Company’s common stock during the 15 trading days immediately preceding the conversion date, whichever is lower. As of December 31, 2021, the weighted percentage was 75%.) As the ultimate determination of shares of common stock to be issued upon conversion of these debentures can exceed the current number of available authorized shares, the Company determined that the conversion features of these debentures are not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as a derivative liability (see Note 14). In connection with the issuances of these debentures, the Company also granted to the selling stockholder warrants to purchase up to 150 million shares of common stock. The warrants are exercisable at $0.03 per share and will expire in three years from their grant date. As a result of these issuances, the Company incurred the following (a) derivative liability of $3,982,000 to related to the conversion feature of the debentures; (b) relative fair value of the warrants granted of $1,581,000; and (c) and original issue discount of $195,000 for a total of $5,758,000, of which, $4,423,000 was accounted as debt discount and the remaining $1,335,000 as financing costs. The debt discount is being amortized to interest expense over the term of the corresponding debentures. During the year ended December 31, 2021, the Company amortized debt discount of $775,000 to interest expense.

During the year ended December 31, 2021, the Selling Stockholder converted certain of the remaining balance of the 2020 Debentures and certain of the debentures that were issued in with an aggregate principal of $2,400,000 and accrued interest of $82,000, or a total $2,484,401 into 201,301,365 shares of common stock with a fair value of $3,713,133. The Company followed the general extinguishment model to record the conversion and settlement of the debt. The debt and accrued interest totaled $2,484,401, the related unamortized debt discount totaled $1,500,000, and the shares issued were measured at their respective fair value upon conversion which amounted to $3,713,133. In addition, the bifurcated conversion option derivatives, after a final mark-up to $1,672,000, were also removed. As a result, the Company recorded a loss on extinguishment of debt of $1,056,732.

As of December 31, 2021, outstanding balance of the debentures issued in 2021 amounted to $3,000,000 and unamortized debt discount of $2,150,067, or a net balance of $849,933.

As of December 31, 2021, 766,027,250 shares of common stock were potentially issuable under the conversion terms of the outstanding debentures.